Financial Instruments - Summary of Changes of the Liabilities from Financing Activities Classified as Cash Effective and Non-cash Effective (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Cash effective	€ 2,843	€ 2,707
Non-cash effective	15,655	(7,324)
Liabilities for warrants [member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Non-cash effective	10,945	(10,990)
Lease liabilities [member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Cash effective	2,843	2,707
Non-cash effective	€ 4,710	€ 3,666